OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses and advanced payments	$ 5,407	$ 4,340
Deferred taxes	3,266	1,619
Government authorities	919	903
Deposits with escrow agent (see also Note 1b3)	1,760
Derivative instruments	152	1,100
Other receivables	1,059	929
Other accounts receivable and prepaid expenses, total	$ 12,563	$ 8,891